Legal proceedings (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 3,060
Payments	(400)
Translation adjustment	(371)
Balance at the ending	2,412
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	90	$ 576
Additions and reversals, net	5	3
Payments	(2)	(3)
Indexation and interest	9	18
Translation adjustment	(13)	49
Balance at the ending	89	643
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	380	291
Additions and reversals, net	18	27
Payments	(58)	(23)
Indexation and interest	15	20
Translation adjustment	(52)	23
Balance at the ending	303	338
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	514	411
Additions and reversals, net	78	51
Payments	(53)	(39)
Indexation and interest	1	11
Translation adjustment	(68)	37
Balance at the ending	472	471
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	15	14
Additions and reversals, net	3	2
Payments		(3)
Indexation and interest	1	2
Translation adjustment	(3)	1
Balance at the ending	16	16
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	999	1,292
Additions and reversals, net	104	83
Payments	(113)	(68)
Indexation and interest	26	51
Translation adjustment	(136)	110
Balance at the ending	$ 880	$ 1,468